Submission	Jul. 31, 2025
Submission [Line Items]
Central Index Key	0001742836
Registrant Name	Macquarie Focused Access Fund, LLC
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES